Segment Reporting - Capital Expenditures by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Teekay Tankers | Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Segment, Expenditure, Addition to Long-Lived Assets	$ 10,198	$ 15,430